Other Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Other current liabilities
Accounts payable for property, plant and equipment	¥ 6,730	¥ 7,989
Advances received	15,817	7,813
Income taxes payable	5,831	6,039
Product warranty liabilities	3,988	3,887
Other	12,022	10,961
Other current liabilities	¥ 44,388	¥ 36,689